SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-1A
                                                       File No. 2-10765

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

     Pre-Effective Amendment No. _____

     Post-Effective Amendment No. 107                                 X
                                 _____
                               AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No. 107
                 _____

                      DELAWARE GROUP EQUITY FUNDS I, INC.
_______________________________________________________________________
              (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania        19103
_______________________________________________________________________
         (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code: (215) 751-2923

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
_______________________________________________________________________
                   (Name and Address of Agent for Service)

Approximate Date of Public Offering:                  January 15, 1999
                                                     __________________

It is proposed that this filing will become effective:

                 [ ] immediately upon filing pursuant to paragraph (b)

                 [X] on January 15, 1999 pursuant to paragraph (b)

                 [ ] 60 days after filing pursuant to paragraph (a)(1)

                 [ ] on (date) pursuant to paragraph (a)(1)

                 [ ] 75 days after filing pursuant to paragraph (a)(2)

                 [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                   Title of Securities Being Registered
                   ------------------------------------
                    Delaware Balanced Fund A Class,
                    Delaware Balanced Fund B Class,
                    Delaware Balanced Fund C Class,
                    Delaware Balanced Fund Institutional Class,
                    Devon Fund A Class, Devon Fund B Class,
                    Devon Fund C Class and Devon Fund
                    Institutional Class
                          --- C O N T E N T S ---

     This Post-Effective Amendment No. 107 to Registration File No. 2-10765 includes the following:

     1. Facing Page

     2. Contents Page

     3. Cross-Reference Sheets

     4. Part A - Prospectuses*

     5. Part B - Statement of Additional Information**

     6. Part C - Other Information***

     7. Signatures

* Part A -- Prospectuses. The prospectuses are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 106 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 28, 1998.

** Part B -- Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 106 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 28, 1998.

*** Part C -- Other Information. All Items under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 106 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 28, 1998.



                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 23rd day of December, 1998.

                              DELAWARE GROUP EQUITY FUNDS I, INC.

                                   By /s/ Jeffrey J. Nick
                                  ------------------------
                                      Jeffrey J. Nick
                                         Chairman



Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated:

   Signature                      Title                                Date
---------------             ---------------                      ---------------
/s/ Jeffrey J. Nick         President/Chief Executive            December 23, 1998
--------------------        Officer/Chairman of the
Jeffrey J. Nick             Board and Director

/s/ David K. Downes         Executive Vice President/Chief       December 23, 1998
--------------------        Operating Officer/Chief Financial
David K. Downes             Officer (Principal Financial
                            Officer and Principal Accounting
                            Officer)

/s/Walter P. Babich*        Director                             December 23, 1998
--------------------
Walter P. Babich

/s/Anthony D. Knerr*        Director                             December 23, 1998
--------------------
Anthony D. Knerr

/s/Ann R. Leven*            Director                             December 23, 1998
--------------------
Ann R. Leven

/s/W. Thacher Longstreth*   Director                             December 23, 1998
--------------------
W. Thacher Longstreth

/s/Thomas F. Madison*       Director                             December 23, 1998
--------------------
Thomas F. Madison

/s/Wayne A. Stork*          Director                             December 23, 1998
--------------------
Wayne A. Stork

/s/Charles E. Peck*         Director                             December 23, 1998
--------------------
Charles E. Peck

/s/John H. Durham*          Director                             December 23, 1998
--------------------
John H. Durham

                                  *By   /s/Jeffrey J. Nick
                                -----------------------------
                                      Jeffrey J. Nick
                                  as Attorney-in-Fact for
                                each of the persons indicated
